Income Tax (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry-forwards	$ 129,034	$ 111,265
Total of deferred tax assets	129,034	111,265
Less: valuation allowance		(111,265)
Net deferred assets	$ 129,034